Financing Arrangements - Schedule of Future Maturities of Long-term Debt (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 3,788,862	$ 4,798,833
2017	1,968,386
2018	115,155
2019	9,332
2020
Thereafter		192,000
Total debt, net	$ 6,073,735	$ 4,990,833	$ 4,636,703